Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mainland China Employee Contribution Plan (Textual)
Total expenses for employee contribution plan	$ 2,527	$ 2,362	$ 2,238